BASIS OF PRESENTATION, LIQUIDITY	12 Months Ended
Dec. 31, 2016
BASIS OF PRESENTATION, LIQUIDITY
BASIS OF PRESENTATION, LIQUIDITY

NOTE 1-BASIS OF PRESENTATION, LIQUIDITY

UTStarcom Holdings Corp., and its wholly owned subsidiaries (collectively the Company, a Cayman Islands corporation incorporated in 2011, is a global telecom infrastructure provider dedicated to developing technology that will serve the rapidly growing demand for bandwidth from mobile, streaming and other applications. The Company works with carriers globally, from Asia to the Americas, to meet this demand through a range of innovative broadband packet optical transport and wireless/fixed-line access products and solutions.

UTStarcom Inc. was founded in 1991 and started trading on NASDAQ in 2000. On June 24, 2011, the stockholders of UTStarcom Inc. approved the proposed merger, the Merger, to reorganize UTStarcom, Inc. as a Cayman Islands company. Pursuant to the approval of the shareholders, UTSI Mergeco Inc., a Delaware corporation and a wholly-owned subsidiary of UTStarcom Holdings Corp., merged with and into the existing public company, UTStarcom, Inc., which is incorporated under the laws of the State of Delaware. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries.

Also pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. The Company’s business is conducted in substantially the same manner as was conducted by UTStarcom, Inc. The transaction was accounted for as a legal re-organization of entities under common control. The accompanying consolidated financial statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. All intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

The accompanying Consolidated Balance Sheets as of December 31, 2016 and 2015, and the Consolidated Statements of Operations and Comprehensive Income (Loss) for each of the three years ended December 31, 2016, 2015 and 2014 have been prepared by the Company pursuant to the rules and regulations of the U.S Securities and Exchanges Commission (“SEC”) and in conformity with generally accepted accounting principles in the United States. (“US GAAP”).

The accompanying consolidated financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU’) 2014-15 “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” which was effective for December 15,2016. The Company’s management early adopted this ASU, and considered the company’s current financial status, business operation, market strategy, and products development in the next twelve months dated after report issuance date. And the Company concluded there was no substantial doubt about the Company’s ability to continue as a going concern.

The Company incurred net income of $0.3 million, net losses of $27.2 million (restated) and $30.3 million during the years ended December 31, 2016, 2015, and 2014, respectively. As of December 31, 2016 and 2015, the Company had an accumulated deficit of $1,233.2 million and $1,233.4 million (restated), respectively. The Company generated net cash inflow from operation of $5.7 million and had cash outflows from operations of $11.6 million and $15.6 million during the years ended December 31, 2016, 2015 and 2014, respectively.

As of December 31, 2016 and 2015, the Company had cash and cash equivalents of $83.9 million and $77.1 million, of which $13.5 million and $19.8 million, respectively, were held by subsidiaries in China. China imposes currency exchange controls on certain transfers of funds to and from China. The Company’s China subsidiaries are subject to pre-approval from the State Administration of Foreign Exchange (“SAFE”) for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries for use by the Company’s non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and the restriction on currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China. The Company’s China subsidiaries have no accumulated profit as of December 31, 2016 determined in accordance with Chinese accounting standards that can be paid as dividends. In the years 2016, 2015 and 2014, the Company’s China subsidiaries did not pay dividends to our parent company.

Management believes that the continuing efforts to stream-line the Company’s operations will enable the Company to control operating costs to be better aligned with operations, market demand and projected sales levels. As of December 31, 2016, the Company’s working capital was $75.9 million. Therefore, management believes both the Company’s China and non-China operations will have sufficient liquidity to finance working capital and capital expenditure needs in excess of 12 months dated after report issuance date. Furthermore, the Company has concentrated its business in Asia, particularly Japan, India and Taiwan. Any unforeseen prolonged economic and /or political risks in these markets could impact the Company’s customers in making their respective investment decisions and could have a material impact on the foregoing assessment. There can be no assurance that additional financing, if required, will be available on terms satisfactory to the Company or at all, and if funds are raised in the future through issuance of preferred stock or debt, these securities could have rights, privileges or preference senior to those of the Company’s ordinary shares and newly issued debt could contain debt covenants that impose restrictions on the Company’s operations. Further, any sale of newly issued debt or equity securities could result in additional dilution to the Company’s current shareholders.

In connection with our year-end financial statement close and preparation of our Form 20-F for 2016, the Company identified an error in our historical financial statements as of December 31, 2015 and for fiscal year then ended (the “Restated Period”). According, the Company has restated the consolidated financial statements for the Restated Period to reflect the correction of the error which is described below.

During the 2016 year-end financial statement close process, the Company identified an impairment on our investment of UTStarcom Hong Kong Holdings Ltd, which existed as at December 31, 2015, which increased the investment impairment and reduced the Company’s net book value of Long-term investments by $6.5 million. See Note 6-Cash, Cash Equivalents and Investments.

The tables below present the impact of the changes to our Consolidated Financial Statement line item:

	December 31, 2015
	Previously Reported	Adjustment	Restated
	In thousands
ASSETS
Current assets:
Cash and cash equivalents	$77,050	—	$77,050
Accounts receivable, net of allowances for doubtful accounts of $4,564	17,936	—	17,936
Inventories	17,470	—	17,470
Deferred costs	25,499	—	25,499
Prepaids and other current assets	11,388	—	11,388
Short-term restricted cash	12,264	—	12,264

Total current assets	161,607	—	161,607
Property, plant and equipment, net	1,510	—	1,510
Long-term investments	26,022	(6,501)	19,521
Long-term deferred costs	332	—	332
Long-term deferred tax assets	11,193	—	11,193
Other long-term assets	4,216	—	4,216

Total assets	204,880	(6,501)	198,379

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	16,400	—	16,400
Income taxes payable	9,906	—	9,906
Customer advances	30,976	—	30,976
Deferred revenue	16,965	—	16,965
Deferred tax liabilities	9,779	—	9,779
Other current liabilities	13,763	—	13,763

Total current liabilities	97,789	—	97,789
Long-term deferred revenue	8,554	—	8,554
Other long-term liabilities	8,259	—	8,259

Total liabilities	114,602	—	114,602

Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,465 shares issued at December 31, 2015, respectively; 36,735 shares outstanding at December 31, 2015	122	—	122
Additional paid-in capital	1,259,767	—	1,259,767
Treasury stock, at cost: 1,730 shares at December 31, 2015	(4,138)	—	(4,138)
Accumulated deficit	(1,226,943)	(6,501)	(1,233,444)
Accumulated other comprehensive income	61,470	—	61,470

Total UTStarcom Holdings Corp. shareholders’ equity	90,278	(6,501)	83,777

Total liabilities and equity	$204,880	$(6,501)	$198,379

	Years ended December 31, 2015
	Previously Reported	Adjustment	Restated
	(In thousands, except per shares amounts)
Net sales
Products	$87,361	—	$87,361
Services	29,742	—	29,742

	117,103	—	117,103
Cost of net sales
Products	65,891	—	65,891
Services	23,344	—	23,344

Gross profit	27,868	—	27,868

Operating expenses:
Selling, general and administrative	21,515	—	21,515
Research and development	11,342	—	11,342
Total operating expenses	32,857	—	32,857

Operating loss	(4,989)	—	(4,989)

Interest income	557	—	557
Interest expense	(76)	—	(76)
Other income, net	3,489	—	3,489
Equity pick up of loss of associates	(13,954)	—	(13,954)
Investment Impairment	(9,846)	(6,501)	(16,347)

Loss before income taxes	(24,819)	(6,501)	(31,320)

Income tax benefit	4,162	—	4,162

Net loss	(20,657)	(6,501)	(27,158)

Net loss attributable to non-controlling interests	—	—	—

Net loss attributable to UTStarcom Holdings Corp.	$(20,657)	$(6,501)	$(27,158)

Net loss per share attributable to UTStarcom Holdings Corp.—Basic and Diluted	$(0.56)	$(0.18)	$(0.74)

Weighted average shares outstanding—Basic and Diluted	37,003	37,003	37,003

	Years ended December 31, 2015
	Previously Reported	Adjustment	Restated
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(20,657)	$(6,501)	$(27,158)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	2,202	—	2,202
Net loss on disposal of assets	180	—	180
Reversal of tax payable	(7,747)	—	(7,747)
Equity pick up of losses of an associate	13,954	—	13,954
Investment Impairment	9,846	6,501	16,347
Gain on sale of short- term investment	(1,529)	—	(1,529)
Stock‑based compensation expense	1,546	—	1,546
Provision for doubtful accounts	79	—	79
Deferred income taxes	1,030	—	1,030
Assets impairment	(538)	—	(538)
Changes in operating assets and liabilities
Accounts receivable	(1,491)	—	(1,491)
Inventories and deferred costs	35,973	—	35,973
Other assets	1,558	—	1,558
Accounts payable	(12,233)	—	(12,233)
Income taxes payable	3,369	—	3,369
Customer advances	(17,352)	—	(17,352)
Deferred revenue	(18,610)	—	(18,610)
Other liabilities	(1,216)	—	(1,216)

Net cash used in operating activities	(11,636)	—	(11,636)

CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(917)	—	(917)
Change in restricted cash	707	—	707
Purchase of investment interests	(1,670)	—	(1,670)
Proceeds from refund of investment interests	16,228	—	16,228
Proceeds from sale of short-term investments	3,076	—	3,076

Net cash provided by investing activities	17,424	—	17,424

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	39	—	39
Repurchase of ordinary shares	(3,695)	—	(3,695)

Net cash used in financing activities	(3,656)	—	(3,656)

Effect of exchange rate changes on cash and cash equivalents	(2,906)	—	(2,906)

Net decrease in cash and cash equivalents	(774)	—	(774)

Cash and cash equivalents at beginning of year	77,824	—	77,824

Cash and cash equivalents at end of year	$77,050	—	$77,050